Financial Information of the Parent Company (Tables)	12 Months Ended
Jun. 30, 2025
Condensed Financial Information Disclosure [Abstract]
Schedule of Balance Sheets
	As of June 30,
	2025	2024
Assets
Cash and cash equivalents	$28,761	$-
Deposits, prepayments and other current assets, net	156,511	-
Due from related parties	1,000	-
Due from Intercompany	4,789,591	-
Investments in subsidiaries	3,405,852	2,745,097
Total Assets	$8,381,715	$2,745,097
Liabilities
Due to related parties	$338,203	$8,579
Due to Intercompany	997,363	-
Convertible bonds	1,080,266	-
Other payables	612,138	-
Total Liabilities	$3,027,970	$8,579
Equity:
Class A Ordinary Shares ($0.0001 par value; 400,000,000 shares authorized; 11,250,000 and 10,000,000 shares issued and outstanding as of June 30, 2025 and 2024, respectively)	$1,125	$1,000
Class B Ordinary Shares (($0.0001 par value; 100,000,000 shares authorized; 580,000 and nil issued and outstanding as of June 30, 2025 and 2024, respectively)	58	-
Subscription receivables	-	-
Additional paid-in capital	2,050,003	-
Retained earnings	3,336,442	2,903,189
Accumulated other comprehensive loss	(33,883)	(167,671)
Total Equity	$5,353,745	$2,736,518
Total Liabilities and Equity	$8,381,715	$2,745,097

*	The shares and per share data are presented on a retroactive basis to reflect the stock split.

Schedule of Statements of Operations
	For the years ended June 30,
	2025	2024
General and administration expenses	$(82,138)	$(4,597)
Other income	-	-
Other expenses	(21,844)	-
Exchange gain	24,676	-
Income from equity-method investment	844,226	1,552,944
Net income	$764,919	$1,548,347

Schedule of Statements of Cash Flows
	For the years ended June 30,
	2025	2024
Cash flows from operating activities
Net income	$764,919	$1,548,347
Gain from equity-method investment	(2,881,504)	(1,548,347)
Cash flows from investing activities	(661,755)	-
Cash flows from financing activities	3,438,232	-
Effect of exchange rate changes	133,788	-
Net change in cash and cash equivalents	28,761	-
Cash and cash equivalents at beginning of the year	-	-
Cash and cash equivalents at end of the year	$28,761	$-